Document and Entity Information	Jul. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2022
Entity Registrant Name	The First Bancshares, Inc.
Entity Incorporation, State or Country Code	MS
Entity File Number	000-22507
Entity Tax Identification Number	64-0862173
Entity Address, Address Line One	6480 U.S. Hwy 98 West, Suite A
Entity Address, City or Town	Hattiesburg
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39402
City Area Code	601
Local Phone Number	268-8998
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000947559
Title of 12(b) Security	Common Stock
Trading Symbol	FBMS
Security Exchange Name	NASDAQ